Fair Value Measurements- Fair Value Hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	$ 15,383	$ 20,971
Fixed maturities, at fair value, using fair value option	331	0
Equity securities, at fair value	179	203
Limited partnerships and other alternative investments, fair value	58	0
Short-term investments	1,489	1,254
Derivative, fair value	1,779	(777)
Reinsurance recoverables	40,714	35,848
Separate account assets	87,255	111,592
Liabilities Accounted for at Fair Value on a Recurring Basis
Funds withheld on modified coinsurance reinsurance contracts	10,485	6,379
Separate account assets	1,100	1,600
Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	15,383	20,971
Fixed maturities, at fair value, using fair value option	331
Equity securities, at fair value	179	203
Limited partnerships and other alternative investments, fair value	58
Derivative assets	195	43
Short-term investments	1,489	1,254
Separate account assets	86,122	110,021
Total assets accounted for at fair value on a recurring basis	104,092	132,484
Liabilities Accounted for at Fair Value on a Recurring Basis
Total other policyholder funds and benefits payable	(254)	(575)
Derivative assets (liabilities)	34	(252)
Total liabilities accounted for at fair value on a recurring basis	1,261	(812)
FIA embedded derivative | Recurring
Liabilities Accounted for at Fair Value on a Recurring Basis
Total other policyholder funds and benefits payable	(385)	(655)
GMWB embedded derivative | Recurring
Liabilities Accounted for at Fair Value on a Recurring Basis
Total other policyholder funds and benefits payable	131	80
Estimate of fair value
Assets accounted for at fair value on a recurring basis
Separate account assets	289	404
Credit derivatives
Liabilities Accounted for at Fair Value on a Recurring Basis
Derivative assets (liabilities)	4
Credit derivatives | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets		2
Foreign exchange derivatives | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets	1	7
Liabilities Accounted for at Fair Value on a Recurring Basis
Derivative assets (liabilities)	14	2
Interest rate derivatives | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets		18
Liabilities Accounted for at Fair Value on a Recurring Basis
Derivative assets (liabilities)	(1)	(25)
Macro hedge program | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets	194	16
Liabilities Accounted for at Fair Value on a Recurring Basis
Derivative assets (liabilities)	17	(229)
Reinsurance recoverable for FIA options | Recurring
Assets accounted for at fair value on a recurring basis
Derivative, fair value	49
Reinsurance recoverable for FIA embedded derivative | Recurring
Assets accounted for at fair value on a recurring basis
Derivative, fair value	288
Reinsurance recoverable for GMWB | Recurring
Assets accounted for at fair value on a recurring basis
Derivative, fair value	(131)	(8)
Funds withheld on modified coinsurance reinsurance contracts | Recurring
Assets accounted for at fair value on a recurring basis
Derivative, fair value	129
Liabilities Accounted for at Fair Value on a Recurring Basis
Derivative assets (liabilities)	1,481	15
ABS
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	254	258
ABS | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	254	258
CLOs
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	676	944
CLOs | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	676	944
CMBS
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	1,514	2,335
CMBS | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	1,514	2,335
Corporate
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	10,241	13,357
Corporate | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	10,241	13,357
Foreign governments
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	315	362
Foreign governments | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	315	362
Municipal | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	1,040	1,456
RMBS
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	417	811
RMBS | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	417	811
U.S. Treasuries
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	926	1,448
U.S. Treasuries | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	926	1,448
Level 1 | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	0	166
Fixed maturities, at fair value, using fair value option	0
Equity securities, at fair value	0	11
Limited partnerships and other alternative investments, fair value	0
Derivative assets	0	0
Short-term investments	742	744
Separate account assets	52,642	69,089
Total assets accounted for at fair value on a recurring basis	53,384	70,010
Liabilities Accounted for at Fair Value on a Recurring Basis
Total other policyholder funds and benefits payable	0	0
Derivative assets (liabilities)	0	0
Total liabilities accounted for at fair value on a recurring basis	0	0
Level 1 | FIA embedded derivative | Recurring
Liabilities Accounted for at Fair Value on a Recurring Basis
Total other policyholder funds and benefits payable	0	0
Level 1 | GMWB embedded derivative | Recurring
Liabilities Accounted for at Fair Value on a Recurring Basis
Total other policyholder funds and benefits payable	0	0
Level 1 | Credit derivatives
Liabilities Accounted for at Fair Value on a Recurring Basis
Derivative assets (liabilities)	0
Level 1 | Credit derivatives | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets		0
Level 1 | Foreign exchange derivatives | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets	0	0
Liabilities Accounted for at Fair Value on a Recurring Basis
Derivative assets (liabilities)	0	0
Level 1 | Interest rate derivatives | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets		0
Liabilities Accounted for at Fair Value on a Recurring Basis
Derivative assets (liabilities)	0	0
Level 1 | Macro hedge program | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets	0	0
Liabilities Accounted for at Fair Value on a Recurring Basis
Derivative assets (liabilities)	0	0
Level 1 | Reinsurance recoverable for FIA options | Recurring
Assets accounted for at fair value on a recurring basis
Derivative, fair value	0
Level 1 | Reinsurance recoverable for FIA embedded derivative | Recurring
Assets accounted for at fair value on a recurring basis
Derivative, fair value	0
Level 1 | Reinsurance recoverable for GMWB | Recurring
Assets accounted for at fair value on a recurring basis
Derivative, fair value	0	0
Level 1 | Funds withheld on modified coinsurance reinsurance contracts | Recurring
Assets accounted for at fair value on a recurring basis
Derivative, fair value	0
Liabilities Accounted for at Fair Value on a Recurring Basis
Derivative assets (liabilities)	0	0
Level 1 | ABS | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	0	0
Level 1 | CLOs | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	0	0
Level 1 | CMBS | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	0	0
Level 1 | Corporate | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	0	39
Level 1 | Foreign governments | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	0	0
Level 1 | Municipal | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	0	0
Level 1 | RMBS | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	0	0
Level 1 | U.S. Treasuries | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	0	127
Level 2 | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	14,315	19,630
Fixed maturities, at fair value, using fair value option	25
Equity securities, at fair value	155	171
Limited partnerships and other alternative investments, fair value	0
Derivative assets	40	13
Short-term investments	610	435
Separate account assets	33,139	40,449
Total assets accounted for at fair value on a recurring basis	48,413	60,698
Liabilities Accounted for at Fair Value on a Recurring Basis
Total other policyholder funds and benefits payable	0	0
Derivative assets (liabilities)	41	(34)
Total liabilities accounted for at fair value on a recurring basis	1,559	(19)
Level 2 | FIA embedded derivative | Recurring
Liabilities Accounted for at Fair Value on a Recurring Basis
Total other policyholder funds and benefits payable	0	0
Level 2 | GMWB embedded derivative | Recurring
Liabilities Accounted for at Fair Value on a Recurring Basis
Total other policyholder funds and benefits payable	0	0
Level 2 | Credit derivatives
Liabilities Accounted for at Fair Value on a Recurring Basis
Derivative assets (liabilities)	4
Level 2 | Credit derivatives | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets		2
Level 2 | Foreign exchange derivatives | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets	1	7
Liabilities Accounted for at Fair Value on a Recurring Basis
Derivative assets (liabilities)	14	2
Level 2 | Interest rate derivatives | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets		15
Liabilities Accounted for at Fair Value on a Recurring Basis
Derivative assets (liabilities)	(1)	(22)
Level 2 | Macro hedge program | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets	39	(11)
Liabilities Accounted for at Fair Value on a Recurring Basis
Derivative assets (liabilities)	24	(14)
Level 2 | Reinsurance recoverable for FIA options | Recurring
Assets accounted for at fair value on a recurring basis
Derivative, fair value	0
Level 2 | Reinsurance recoverable for FIA embedded derivative | Recurring
Assets accounted for at fair value on a recurring basis
Derivative, fair value	0
Level 2 | Reinsurance recoverable for GMWB | Recurring
Assets accounted for at fair value on a recurring basis
Derivative, fair value	0	0
Level 2 | Funds withheld on modified coinsurance reinsurance contracts | Recurring
Assets accounted for at fair value on a recurring basis
Derivative, fair value	129
Liabilities Accounted for at Fair Value on a Recurring Basis
Derivative assets (liabilities)	1,518	15
Level 2 | ABS | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	213	258
Level 2 | CLOs | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	567	785
Level 2 | CMBS | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	1,237	2,059
Level 2 | Corporate | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	9,622	12,653
Level 2 | Foreign governments | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	311	362
Level 2 | Municipal | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	1,039	1,455
Level 2 | RMBS | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	400	737
Level 2 | U.S. Treasuries | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	926	1,321
Level 3 | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	1,068	1,175
Fixed maturities, at fair value, using fair value option	306
Equity securities, at fair value	24	21
Limited partnerships and other alternative investments, fair value	58
Derivative assets	155	30
Short-term investments	137	75
Separate account assets	53	79
Total assets accounted for at fair value on a recurring basis	2,007	1,372
Liabilities Accounted for at Fair Value on a Recurring Basis
Total other policyholder funds and benefits payable	(254)	(575)
Derivative assets (liabilities)	(7)	(218)
Total liabilities accounted for at fair value on a recurring basis	(298)	(793)
Level 3 | FIA embedded derivative | Recurring
Liabilities Accounted for at Fair Value on a Recurring Basis
Total other policyholder funds and benefits payable	(385)	(655)
Level 3 | GMWB embedded derivative | Recurring
Liabilities Accounted for at Fair Value on a Recurring Basis
Total other policyholder funds and benefits payable	131	80
Level 3 | Estimate of fair value
Liabilities Accounted for at Fair Value on a Recurring Basis
Funds withheld on modified coinsurance reinsurance contracts	11,967	6,379
Level 3 | Credit derivatives
Liabilities Accounted for at Fair Value on a Recurring Basis
Derivative assets (liabilities)	0
Level 3 | Credit derivatives | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets		0
Level 3 | Foreign exchange derivatives | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets	0	0
Liabilities Accounted for at Fair Value on a Recurring Basis
Derivative assets (liabilities)	0	0
Level 3 | Interest rate derivatives | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets		3
Liabilities Accounted for at Fair Value on a Recurring Basis
Derivative assets (liabilities)	0	(3)
Level 3 | Macro hedge program | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets	155	27
Liabilities Accounted for at Fair Value on a Recurring Basis
Derivative assets (liabilities)	(7)	(215)
Level 3 | Reinsurance recoverable for FIA options | Recurring
Assets accounted for at fair value on a recurring basis
Derivative, fair value	49
Level 3 | Reinsurance recoverable for FIA embedded derivative | Recurring
Assets accounted for at fair value on a recurring basis
Derivative, fair value	288
Level 3 | Reinsurance recoverable for GMWB | Recurring
Assets accounted for at fair value on a recurring basis
Derivative, fair value	(131)	(8)
Level 3 | Funds withheld on modified coinsurance reinsurance contracts | Recurring
Assets accounted for at fair value on a recurring basis
Derivative, fair value	0
Liabilities Accounted for at Fair Value on a Recurring Basis
Derivative assets (liabilities)	(37)	0
Level 3 | ABS | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	41	0
Level 3 | CLOs | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	109	159
Level 3 | CMBS | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	277	276
Level 3 | Corporate | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	619	665
Level 3 | Foreign governments | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	4	0
Level 3 | Municipal | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	1	1
Level 3 | RMBS | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	17	74
Level 3 | U.S. Treasuries | Recurring
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS	$ 0	$ 0